Loans (Classification of Loans By Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 1,147,864	$ 958,641
SBA loans held for sale	22,810	14,773
Total loans	1,170,674	973,414
SBA loans held for investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	43,999	42,492
SBA 504 loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	21,871	26,344
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	606,994	509,171
Commercial loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	82,825	58,447
Commercial loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	469,696	422,418
Commercial loans | Commercial real estate construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	54,473	28,306
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	365,145	289,093
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	109,855	91,541
Consumer loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	55,817	47,411
Consumer loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 54,038	$ 44,130